Long-term payroll payables - Summary of plan assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets	€ 87	€ 223
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	29,024	26,740
Interest income	87	223
Benefits paid	(2,531)	(1,540)
Return on plan assets	1,136	(625)
Contributions by employer	1,943	1,783
Contribution by plan participants	1,353	1,275
Gain on settlement	874
Exchange differences	87	1,168
Ending balance	€ 31,973	€ 29,024